Condensed Statement of Changes of Stockholder's Deficit (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Total
Balance, beginning at Jun. 23, 2010
Balance, beginning, shares at Jun. 23, 2010
Common stock issued for cash	50	450		500
Common stock issued for cash, shares	50,000
Net loss			(644)	(644)
Balance, ending at Jun. 30, 2010	50	450	(644)	(144)
Balance, ending, shares at Jun. 30, 2010	50,000
Common stock issued for patent rights	5,000	(5,000)
Common stock issued for patent rights, shares	5,000,000
Contributed capital		1,000		1,000
Net loss			(6,634)	(6,634)
Balance, ending at Jun. 30, 2011	5,050	(3,550)	(7,278)	(5,778)
Balance, ending, shares at Jun. 30, 2011	5,050,000			5,050,000
Common stock issued for cash	990	8,910		9,900
Common stock issued for cash, shares	990,000
Net loss			(17,380)	(17,380)
Balance, ending at Dec. 31, 2011	$ 6,040	$ 5,360	$ (24,658)	$ (13,258)
Balance, ending, shares at Dec. 31, 2011	6,040,000			6,040,000